Document and Entity Information	Jul. 20, 2021
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001818502
Document Type	8-K/A
Document Period End Date	Jul. 20, 2021
Entity Registrant Name	OppFi Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39550
Entity Tax Identification Number	85-1648122
Entity Address, Address Line One	130 E. Randolph Street
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(312)
Local Phone Number	212-8079
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On July 26, 2021, OppFi Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) in connection with its business combination with Opportunity Financial, LLC (“OppFi”). The purpose of this amendment to the Original Report is to provide (i) the unaudited consolidated financial statements of OppFi and the accompanying notes required by Item 9.01(a) of Form 8-K, as of June 30, 2021 and 2020 and for the six months ended June 30, 2021 and 2020 (the “Interim Financial Statements”), and (ii) the unaudited pro forma combined financial statements and the accompanying notes required by Item 9.01(b) of Form 8-K, as of June 30, 2021, for the six months ended June 30, 2021 and for the year ended December 31, 2020 (the “Pro Forma Financial Statements”), which information was excluded from the Original 8-K in reliance upon the instructions to such items, as well as to provide OppFi’s Management’s Discussion and Analysis of Financial Condition and Results of Operations relating to the Interim Financial Statements. The Pro Forma Financial Statements included in this Amendment No. 1 to the Original Report (the “Amended Report”) have been presented for informational purposes, are based on various adjustments and assumptions and are not necessarily indicative of what the Company’s consolidated statement of operations or consolidated statement of financial condition actually would have been had the business combination and other adjustments been completed as of the dates indicated or will be for any future periods.
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	OPFI
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	OPFI WS
Security Exchange Name	NYSE